Events after the reporting period	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Events after the reporting period
22. Events after the reporting period
On January 1, 2021, Mr. M.E. Rome resigned as member of the Board of directors. On the same date the shareholders’ approved the appointment of Mr. D. Meeker and Mr. R. Glassman as members of the Board of directors.
On January 1, 2021, a grant of 107,000 stock options were approved by the Board of directors, with an exercise price of €7.25 per stock option.
On February 5, 2021, the Company’s ordinary shares began trading on the Nasdaq Stock Exchange. On the same date the Company converted from a Dutch limited liability company (B.V.) to a Dutch public limited liability company (N.V.).
On February 5, 2021, a grant of 873,000 stock options was approved by the Board of directors, with an exercise price equal to the issue price of the shares.
On February 9, 2021, the Company completed its IPO. The total gross raised from the IPO were USD 190.2 million and the total net proceeds raised from the IPO, after deducting underwriting discount
s, w
ere USD 176.9 million.
On April 29, 2021, the Company announced that Dr. Gaster will transition off of the Board of directors to focus on new investments, effective May 1, 2021.